Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	¥ 15,715		¥ 24,876
Gross amounts offset in the consolidated balance sheets, assets	(3,263)		(10,278)
Net amounts presented in the consolidated balance sheets, assets	12,452		14,598
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	(1,015)	[1]	(2,994)	[1]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, assets	0	[1]	(124)	[1]
Net amount, assets	11,437		11,480
Gross amounts recognized, liabilities	19,909		28,315
Gross amounts offset in the consolidated balance sheets, liabilities	(3,263)		(10,278)
Net amounts presented in the consolidated balance sheets, liabilities	16,646		18,037
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(1,015)	[1]	(2,994)	[1]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, liabilities	(571)	[1]	(159)	[1]
Net amount, liabilities	15,060		14,884
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	12,651		17,124
Gross amounts offset in the consolidated balance sheets, assets	(214)		(2,639)
Net amounts presented in the consolidated balance sheets, assets	12,437		14,485
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	(1,015)	[1]	(2,994)	[1]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, assets	0	[1]	(124)	[1]
Net amount, assets	11,422		11,367
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	3,064	[2]	7,752	[2]
Gross amounts offset in the consolidated balance sheets, assets	(3,049)	[2]	(7,639)	[2]
Net amounts presented in the consolidated balance sheets, assets	15	[2]	113	[2]
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	0	[1],[2]	0	[1],[2]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, assets	0	[1],[2]	0	[1],[2]
Net amount, assets	15	[2]	113	[2]
Gross amounts recognized, liabilities	3,049	[2]	7,639	[2]
Gross amounts offset in the consolidated balance sheets, liabilities	(3,049)	[2]	(7,639)	[2]
Net amounts presented in the consolidated balance sheets, liabilities	0	[2]	0	[2]
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	0	[1],[2]	0	[1],[2]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, liabilities	0	[1],[2]	0	[1],[2]
Net amount, liabilities	0	[2]	0	[2]
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities	16,860		20,676
Gross amounts offset in the consolidated balance sheets, liabilities	(214)		(2,639)
Net amounts presented in the consolidated balance sheets, liabilities	16,646		18,037
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(1,015)	[1]	(2,994)	[1]
Gross amounts not offset in the consolidated balance sheets, Cash collateral, liabilities	(571)	[1]	(159)	[1]
Net amount, liabilities	¥ 15,060		¥ 14,884

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other receivables in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within trade notes, accounts payable and other liabilities in the consolidated balance sheets.